TRADE RECEIVABLES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trade receivables, net
Allowance for doubtful accounts	$ (113,955)	$ (96,961)
Trade receivables, net	1,098,759	863,808
Allowance for doubtful accounts receivable
Change in allowance for doubtful accounts receivable
Balance, beginning of year	96,961	120,468	97,653
Provision for doubtful accounts	76,772	101,967	123,352
Accounts receivable written off	(53,699)	(120,673)	(99,708)
Currency translation adjustment	(6,079)	(4,801)	(829)
Balance, end of year	113,955	96,961	120,468
Subscribers
Trade receivables, net
Trade receivables, gross	372,480	351,786
Interconnect
Trade receivables, net
Trade receivables, gross	111,626	112,751
Dealers
Trade receivables, net
Trade receivables, gross	80,907	106,000
Roaming
Trade receivables, net
Trade receivables, gross	513,662	283,830
Other
Trade receivables, net
Trade receivables, gross	$ 134,039	$ 106,402